Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details)	12 Months Ended
	Sep. 30, 2016 Years $ / shares shares	Sep. 30, 2015 Years $ / shares	Sep. 30, 2014 Years $ / shares	Sep. 30, 2013 Years $ / shares
Shares under option | shares	263,560
Weighted average exercise price	$ 23.50	$ 21.90	$ 25.43	$ 20.40
Weighted average remaining life | Years	5.6	5.9	5.0	4.2
$16.51 - $24.75 Exercisable
Shares under option | shares	19,756
Weighted average exercise price	$ 16.72
Weighted average remaining life | Years	5.2
Minimum exercise price	$ 16.51
Maximum exercise price	$ 24.75
$24.76 - $37.25 Exercisable
Shares under option | shares	142,473
Weighted average exercise price	$ 21.62
Weighted average remaining life | Years	4.2
Minimum exercise price	$ 24.76
Maximum exercise price	$ 37.25
$37.26 - $41.39 Exercisable
Shares under option | shares	23,484
Weighted average exercise price	$ 31.11
Weighted average remaining life | Years	7.7
Minimum exercise price	$ 37.26
Maximum exercise price	$ 41.39
$16.51 - $24.75 Non-exercisable
Shares under option | shares	5,539
Weighted average exercise price	$ 16.72
Weighted average remaining life | Years	5.2
Minimum exercise price	$ 16.51
Maximum exercise price	$ 24.75
$24.76 - $37.25 Non-exercisable
Shares under option | shares	40,692
Weighted average exercise price	$ 23.99
Weighted average remaining life | Years	7.4
Minimum exercise price	$ 24.76
Maximum exercise price	$ 37.25
$37.26 - $41.39 Non-exercisable
Shares under option | shares	31,616
Weighted average exercise price	$ 31.13
Weighted average remaining life | Years	8.2
Minimum exercise price	$ 37.26
Maximum exercise price	$ 41.39
Exercisable
Shares under option | shares	185,713
Weighted average exercise price	$ 22.30
Weighted average remaining life | Years	4.7
Non-exercisable
Shares under option | shares	77,847
Weighted average exercise price	$ 26.37
Weighted average remaining life | Years	7.6